Warrant Liability - Summary of Warrant Liability (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Warrant Liability [Abstract]
Beginning balance	£ 8,336	£ 50,775
Warrants exercised		(2,400)
Fair value changes during the period	(1,210)	(14,364)
Ending balance	7,126	34,011
Current	6,904
Non-current	222		£ 8,336
Total	£ 7,126	£ 34,011	£ 8,336